Statement of Changes in Net Assets Available for Benefits - EBP 90-1026709 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividend income	$ 302,119
Appreciation in fair value of investments	2,187,294
Total investment gain	2,489,413
Contributions
Participants'	1,006,108
Employer	101,907
Rollovers	100,216
Total contributions	1,208,231
Interest on notes receivable from participants	10,215
Total additions	3,707,859
Deductions from net assets attributed to:
Benefits paid to participants	717,204
Administrative expenses	99,788
Total deductions	816,992
Total net increase	2,890,867
Net assets available for benefits
Beginning of year	15,669,398
End of year	$ 18,560,265